Prepaid Expenses and Other Current Assets, Net - Schedule of Prepaid Expenses and Other Current Assets, Net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Prepaid Expense and Other Current Assets [Abstract]
Deposits	$ 201,862	$ 165,495
Prepaid expenses	2,671,266	7,330
Advance to employee, non-interest bearing, payable upon demand	500,000
Other receivables	18,070,417	4,500
Total	$ 21,443,545	$ 177,325